Contract revenues - Contract Revenue Attributable to Licensing Arrangements (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract Revenue [Abstract]
Total contract revenues	SFr 3,573	SFr 27,309	SFr 14,801
Janssen
Contract Revenue [Abstract]
Total contract revenues		24,600	14,800
Takeda
Contract Revenue [Abstract]
Total contract revenues	SFr 3,573	SFr 2,709	0
Other
Contract Revenue [Abstract]
Total contract revenues			SFr 1